Equity - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2022 USD ($) shares	Jul. 28, 2021 USD ($)	Jul. 31, 2021 USD ($) shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2022 shares	Jun. 23, 2022 shares	Dec. 31, 2023 USD ($) shares vote $ / shares		Dec. 31, 2022 USD ($) shares $ / shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2023 vote £ / shares shares	Jan. 01, 2022 $ / shares shares	Jan. 01, 2022 £ / shares shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $	$ 1,417,973						$ 0	[1]	$ 1,417,973	[1]	$ 582,388
Listing expense | $							$ 0		$ 372,318	[2]	$ 0	[2]
Exchange ratio							8.335
Vested (in shares)							(174,075)		(501,451)
Issuance to Convertible Note holders | $		$ 35,231	$ 35,231						$ 0
Minimum
Disclosure of classes of share capital [line items]
Issue of equity | $			50,000
Wuhan Lotus Cars Co., LTD.
Disclosure of classes of share capital [line items]
Issuance to Convertible Note holders | $			$ 9,531
Wuhan Lotus Cars Co., LTD. | Related parties
Disclosure of classes of share capital [line items]
Issuance to Convertible Note holders | $		$ 9,531
Class A Shares
Disclosure of classes of share capital [line items]
Closing share price (in usd per share) | $ / shares							$ 18		$ 8.04
Shares issued to convertible note holders (in shares)	4,306,466		4,306,466,000
Number of share options granted in share-based payment arrangement (in shares)							125,000		375,000
Number of additional shares authorised (in shares)							4,532,023,252						4,532,023,252
Number of votes per share | vote							1						1
Class A Shares | Minimum
Disclosure of classes of share capital [line items]
Closing share price (in usd per share) | $ / shares							$ 10.00
Class A Shares | Related parties
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							220,918,695						220,918,695
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	294,877,349					294,877,349
Par value per share (in usd per share) | $ / shares							$ 0.01
Shares issued to convertible note holders (in shares)	4,306,466
Class B Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)				18,032,787					18,032,787
Closing share price (in usd per share) | $ / shares				$ 30.50					$ 8.04
Proceeds from issuance of share capital and other contributed capital | $									$ 550,000
Listing expense | $									$ 2,843
Number of additional shares authorised (in shares)							135,133,164						135,133,164
Number of votes per share | vote							10						10
Class B Shares | Polestar Automotive Holding UK PLC ("Parent") | Related parties
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 0.01
Redeemable Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)														50,000,000	50,000,000
Par value per share (in usd per share) | (per share)														$ 65	£ 1.00
Redeemable Preferred Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							50,000,000						50,000,000
Par value per share (in usd per share) | £ / shares													£ 1.00
Class C Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)							0						0
Number of votes per share | vote							1						1
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 0.10
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 0.10
Class A Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)						0					0
Number of shares outstanding (in shares)	197,026,729				467,677,673	197,026,729	467,976,748		467,677,673		197,026,729		467,976,748			214,371,808
Exchange ratio							8.335
Exchange of Class B for Class A (in shares)					294,877,349
Issuance to PIPE investors (in shares)					26,540,835
Issuance to GGI shareholders (in shares)					82,193,962
Issuance of Volvo Cars preference shares (in shares)							58,882,610
Class B Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)						0					18,032,787
Number of shares outstanding (in shares)	35,377,866				1,642,233,575	35,377,866	1,642,233,575		1,642,233,575		35,377,866		1,642,233,575			0
Exchange ratio							8.335
Exchange of Class B for Class A (in shares)					(35,377,866)
Issuance to PIPE investors (in shares)					0
Issuance to GGI shareholders (in shares)					0
Class B Shares | Wuhan Lotus Cars Co., LTD.
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)									4,262,295,000
Class B Shares | Class B Shares
Disclosure of classes of share capital [line items]
Stock converted during the period (in shares)			17,345,079

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.